PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost		$ 131,014	$ 140,665
Less – accumulated depreciation	[1]	(97,934)	(98,710)
Total property and equipment, net		33,080	41,955	$ 45,598
Operating equipment, amount subject to lease transactions		34,000	40,900
Accumulated depreciation and amortization subject to lease transactions		23,100	21,900
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	50,748	59,263
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		53,015	53,490
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,546	1,684
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		5,019	5,429
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		10,865	11,023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 9,821	$ 9,776

[1]	As of December 31, 2024 and 2023, an amount of US$ 23.1 million and US$ 21.9 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2024 and 2023, an amount of US$ 34.0 million and US$ 40.9 million is subject to operating lease transactions, respectively.